INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Net of Amortization

	September 30, 2021	December 31, 2020
Intangible Assets	$495,000	$495,000
Accumulated amortization	(184,438)	(147,144)
Intangible Assets, net	$310,562	$347,856

Schedule of future amortization

Amortization expense
2021	$12,477
2022	49,500
2023	49,500
2024	49,500
2025	49,500
Thereafter	100,085
Total	$310,562